Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per Unit and Cash Distributions
Net income (loss)	[1]	$ (34,328)	$ 58,667	$ 53,876
Less: Series A Preferred unitholders' interest in net income (loss)		6,800	6,800	6,900
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP		(41,128)	51,867	46,976
Less: Distributions		3,607	55,404	72,520
Under (over) distributed earnings		$ (44,735)	$ (3,537)	$ (25,544)
Weighted average units outstanding (basic):
General Partner		640	640	623
Weighted average units outstanding (diluted):
General Partner		640	640	623
Earnings per unit (basic):
General Partner		$ (1.19)	$ 1.48	$ 1.38
Earnings per unit (diluted):
General Partner		(1.19)	1.48	1.38
Cash distributions declared and paid in the period per unit		0.10	2.08	2.08
Subsequent event: Cash distributions declared and paid per unit relating to the period		$ 0.03	$ 0.03	$ 0.52
Common Unitholders
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP		$ (40,368)	$ 50,297	$ 45,466
Weighted average units outstanding (basic):
Common unitholders		34,045	33,882	33,050
Weighted average units outstanding (diluted):
Common unitholders		38,430	37,919	37,064
Earnings per unit (basic):
Earnings per unit (basic)		$ (1.19)	$ 1.48	$ 1.38
Earnings per unit (diluted):
Earnings per unit (diluted)		$ (1.19)	$ 1.48	$ 1.38
Class B Unitholders
Weighted average units outstanding (basic):
Common unitholders		252	416	195
Weighted average units outstanding (diluted):
Common unitholders		252	416	195
Earnings per unit (basic):
Earnings per unit (basic)			$ 1.48	$ 2.62
Earnings per unit (diluted):
Earnings per unit (diluted)			$ 1.48	$ 2.62
Limited Partner | Common Unitholders
Earnings per Unit and Cash Distributions
Under (over) distributed earnings		$ (43,909)	$ (3,430)	$ (24,927)
Limited Partner | Class B Unitholders
Earnings per Unit and Cash Distributions
Under (over) distributed earnings			(42)	(147)
General Partner
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP		(760)	951	862
Under (over) distributed earnings		$ (826)	$ (65)	$ (470)

[1]	Included in net income is interest paid amounting to $69.3 million, $37.3 million and $25.1 million for the years ended December 31, 2023, 2022 and 2021, respectively.